MATERIAL EVENTS DURING THE REPORTING PERIOD (Details Narrative) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands				2 Months Ended	3 Months Ended
	Jun. 14, 2024	Feb. 01, 2024	Jan. 10, 2024	Aug. 31, 2024	Mar. 31, 2024
Lease renewal description			the Company renewed its main office lease for an additional three years, commencing from April 1, 2024 to March 31, 2027
Lease renewal term			3 years
Lease option to extend description			option to further extend the lease for another three years, until March 31, 2030
RailVision Ltd [Member]
Proceeds from sale of shares					$ 1,847
Share price					$ 6.07
Finance income					$ 1,407
American Depository Shares [Member]
Share sales value		$ 50,000
American Depository Shares [Member] | June 2024 Sales Agreement [Member]
Share sales value	$ 1,130
American Depository Shares [Member] | June 2024 Sales Agreement [Member] | Forecast [Member]
Number of shares sold				121,694
Shares sold price per share				$ 1.02
Net proceeds from sale of shares				$ 120
Common Stock [Member] | June 2024 Sales Agreement [Member] | Forecast [Member]
Number of shares sold				3,650,820